Fair Values of Pension Plan Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Disclosure Item Amounts [Domain]
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		$ 143,534	$ 143,165
Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		9,613	15,231
Equity Securities | U.S.
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		1,065	929
Equity Securities | International
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		38,090	37,904
Fixed Income Securities | Fixed Rate Bonds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[1]	53,427	51,066
Other Investments | Mutual Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[2]	3,783	3,367
Other Investments | Real Estate Funds [Member]
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		10,311	8,906
Other Investments | Common Collective Trusts
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[3]	9,542	10,100
Other Investments | Insurance Contracts
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		15,518	13,240
Other Investments | Hedge Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		1,847	2,046
Other Investments | Real Estate
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		338	376
Fair Value, Inputs, Level 1 | Fair Value, Disclosure Item Amounts [Domain]
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		116,289	117,403
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		9,613	15,231
Fair Value, Inputs, Level 1 | Equity Securities | U.S.
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		1,065	929
Fair Value, Inputs, Level 1 | Equity Securities | International
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		38,090	37,904
Fair Value, Inputs, Level 1 | Fixed Income Securities | Fixed Rate Bonds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[1]	53,427	51,066
Fair Value, Inputs, Level 1 | Other Investments | Mutual Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[2]	3,783	3,367
Fair Value, Inputs, Level 1 | Other Investments | Real Estate Funds [Member]
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		10,311	8,906
Fair Value, Inputs, Level 1 | Other Investments | Common Collective Trusts
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[3]	0	0
Fair Value, Inputs, Level 1 | Other Investments | Insurance Contracts
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 1 | Other Investments | Hedge Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 1 | Other Investments | Real Estate
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Disclosure Item Amounts [Domain]
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		13,157	10,541
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 2 [Member] | Equity Securities | U.S.
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 2 [Member] | Equity Securities | International
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities | Fixed Rate Bonds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[1]	0	0
Fair Value, Inputs, Level 2 [Member] | Other Investments | Mutual Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[2]	0	0
Fair Value, Inputs, Level 2 [Member] | Other Investments | Real Estate Funds [Member]
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 2 [Member] | Other Investments | Common Collective Trusts
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[3]	9,542	6,802
Fair Value, Inputs, Level 2 [Member] | Other Investments | Insurance Contracts
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		3,615	3,739
Fair Value, Inputs, Level 2 [Member] | Other Investments | Hedge Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 2 [Member] | Other Investments | Real Estate
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 3 | Fair Value, Disclosure Item Amounts [Domain]
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		14,088	15,221
Fair Value, Inputs, Level 3
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		14,088	15,221	$ 12,720
Fair Value, Inputs, Level 3 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 3 | Equity Securities | U.S.
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 3 | Equity Securities | International
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 3 | Fixed Income Securities | Fixed Rate Bonds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[1]	0	0
Fair Value, Inputs, Level 3 | Other Investments | Mutual Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[2]	0	0
Fair Value, Inputs, Level 3 | Other Investments | Real Estate Funds [Member]
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		0	0
Fair Value, Inputs, Level 3 | Other Investments | Common Collective Trusts
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets	[3]	0	3,298
Fair Value, Inputs, Level 3 | Other Investments | Insurance Contracts
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		11,903	9,501
Fair Value, Inputs, Level 3 | Other Investments | Hedge Funds
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		1,847	2,046
Fair Value, Inputs, Level 3 | Other Investments | Real Estate
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Plan assets		$ 338	$ 376

[1]	This category includes fixed income securities invested primarily in Swiss bonds, foreign bonds denominated in Swiss francs, foreign currency bonds, mortgage notes and pledged letters.
[2]	This category includes mutual funds balanced between moderate-income generation and moderate capital appreciation with investment allocations of approximately 50% equities and 50% fixed income investments.
[3]	This category includes common/collective funds with investments in approximately 65% equities and 35% in fixed income investments.